Investments in associates and joint ventures - Financial information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associate and joint ventures
Non-current assets	$ 45,814	$ 45,060	$ 50,204
Current assets	15,563	15,591	13,150
Current liabilities	(18,117)	(16,292)	(16,383)
Net assets	14,596	14,044	16,642
Amount attributable to AstraZeneca	(13,127)	(12,468)	(14,960)
Total investments in subsidiaries, joint ventures and associates	58	89	103	$ 99
Associate and joint ventures
Disclosure of associate and joint ventures
Non-current assets	298	260	207
Current assets	447	233	158
Current liabilities	(89)	(71)	(41)
Net assets	656	422	324
Amount attributable to AstraZeneca	64	104	117
Exchange adjustments	(6)	(15)	(14)
Total investments in subsidiaries, joint ventures and associates	$ 58	$ 89	$ 103